Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Provisions

26.	Provisions

(a)	Provisions as of December 31, 2019 and 2020 are as follows:

	2019		2020
Asset retirement obligations	~~W~~	64,922	65,659
Expected loss related to litigation		8,789	12,468
Unused credit commitments		263,752	305,719
Financial guarantee contracts issued		100,430	83,851
Others		119,131	337,039

	~~W~~	557,024	804,736

(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2019 and 2020 are as follows:.

	2019
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning allowance	~~W~~	126,402	100,808	5,137	64,194	5,904	1,757	304,202
Transfer to 12 months expected credit loss		42,838	(42,728)	(110)	2,629	(2,629)	—	—
Transfer to life time expected credit loss		(9,286)	9,314	(28)	(1,245)	1,245	—	—
Transfer to impaired financial asset		(229)	(752)	981	(12)	—	12	—
Provided (reversed)		(28,611)	53,076	5,905	(4)	96	(943)	29,519
FX change		914	121	—	1,302	323	102	2,762
Others (*)		—	—	—	1,603	630	(117)	2,116

Ending balance	~~W~~	132,028	119,839	11,885	68,467	5,569	811	338,599

	2020
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning allowance	~~W~~	132,028	119,839	11,885	68,467	5,569	811	338,599
Transfer to 12 months expected credit loss		63,818	(55,295)	(8,523)	2,059	(2,059)	—	—
Transfer to life time expected credit loss		(9,883)	11,365	(1,482)	(3,951)	3,951	—	—
Transfer to impaired financial asset		(244)	(875)	1,119	—	—	—	—
Provided (reversed)		(20,377)	65,455	(1,564)	8,258	1,845	(822)	52,795
FX change		(1,195)	(352)	—	(1,335)	(223)	(49)	(3,154)
Others (*)		—	—	—	(18,948)	(1,748)	70	(20,626)

Ending balance	~~W~~	164,147	140,137	1,435	54,550	7,335	10	367,614

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, and the change of discount rate.

(c)	Changes in provisions for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	49,183	25,554	43,470	86,007	204,214
Provision(reversal)		(1,280)	(981)	(19,329)	(5,753)	(27,343)
Provision used		(1,930)	(17,365)	—	(47,217)	(66,512)
Foreign exchange translation		—	—	1,420	382	1,802
Others (*)		4,476	—	22	3,784	8,282
Business combination		14,473	1,581	—	81,928	97,982

Ending balance	~~W~~	64,922	8,789	25,583	119,131	218,425

	2020
	Asset retirement		Litigation	Guarantee	Other	Total
Beginning balance	~~W~~	64,922	8,789	25,583	119,131	218,425
Provision(reversal)		898	4,317	(2,709)	261,983	264,489
Provision used		(2,463)	(638)	—	(46,654)	(49,755)
Foreign exchange translation		(3)	—	(1,030)	570	(463)
Others (*)		2,305	—	112	1,814	4,231
Business combination (Note 47)		—	—	—	195	195

Ending balance	~~W~~	65,659	12,468	21,956	337,039	437,122

(*)	Others include the effects of unwinding and changes in discount rate.

(d)

Asset retirement obligation liabilities represent the estimated cost to restore the existing leased properties which is discounted to the present value using the appropriate discount rate at the end of the reporting period.

Disbursements of such costs are expected to incur at the end of lease contract. Such costs are reasonably estimated using the average lease year and the average restoration expenses. The average lease year is calculated based on the past ten-year historical data of the expired leases. The average restoration expense is calculated based on the actual costs incurred for the past three years using the three-year average inflation rate.

(e)	Allowance for guarantees and acceptances as of December 31, 2019 and 2020 are as follows:

	2019		2020
Outstanding guarantees and acceptances	~~W~~	9,319,885	10,249,827
Contingent guarantees and acceptances		3,669,697	3,433,953
ABS and ABCP purchase commitments		2,116,354	1,604,958
Endorsed bill		11,287	1,650

	~~W~~	15,117,223	15,290,388

Allowance for loss on guarantees and acceptances	~~W~~	100,430	83,851
Ratio		%0.66	0.55